Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2018	€13,077	€58,080	€6,153	€77,310
Additions	8,925	11,322	6,154	26,401
Disposals	-	(858)	-	(858)
Reclassifications	145	5,069	(5,216)	-
As of December 31, 2018	€22,147	€73,613	€7,091	€102,853
As of January 1, 2019	€22,147	€73,613	€7,091	€102,853
Additions	7,269	8,700	22,623	38,592
Disposals	-	(105)	(10)	(115)
Reclassifications	53	-	(53)	-
Currency differences	-	(1)	1	-
Acquisition of subsidiaries and businesses, net of cash acquired	-	999	-	999
As of December 31, 2019	€29,469	€83,206	€29,652	€142,329

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2018	€5,690	€22,013	-	€27,703
Depreciation	782	8,349	-	9,131
Disposals	-	(182)	-	(182)
As of December 31, 2018	€6,472	€30,180	-	€36,652
As of January 1, 2019	€6,472	€30,180	-	€36,652
Depreciation	1,854	10,861	-	12,715
Disposals	-	(79)	-	(79)
Currency differences	-	(3)	-	(3)
As of December 31, 2019	€8,326	€40,959	-	€49,285

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of January 1, 2018	€7,387	€36,067	€6,153	€49,606
As of December 31, 2018	€15,675	€43,433	€7,091	€66,200
As of December 31, 2019	€21,143	€42,247	€29,652	€93,044